Fair value measurements - Roll forward of Level 3 investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roll forward of Level 3 available-for-sale debt investments
Fair value of Level 3 investments, Beginning balance	¥ 384,076	¥ 157,160
New additions	80,247	125,743
Credit losses provisions	¥ (14,987)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss of investments
The change in fair value of the investments	¥ (20,824)	¥ 101,173
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Unrealized securities holding gain (loss), net of tax	Unrealized securities holding gain (loss), net of tax
Fair value of Level 3 investments, Ending balance	¥ 428,512	¥ 384,076